CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net Loss	$ (20,732)	$ (6,233)	$ (32,094)	$ (12,360)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	1,327	1,332	2,647	2,746
Stock-based compensation	2,425	2,169	5,893	4,706
Amortization of intangible assets	277	235	553	470
Increase in accrued severance pay, net	13	26	73	20
Decrease (Increase) in other assets	168	19	(194)	436
Decrease (Increase) in accrued interest and amortization of premium on marketable securities	(166)	16	(147)	48
Changes in operating leases, net	290	(191)	(93)	(563)
Decrease (Increase) in trade receivables	10,403	(4,082)	14,889	(4,807)
Decrease (Increase) in other receivables and prepaid expenses	300	141	1,161	(893)
Decrease (Increase) in inventories	(1,645)	591	(5,098)	(1,164)
Decrease in trade payables	(2,941)	(1,433)	(2,202)	(937)
Increase (Decrease) in employees and payroll accruals	(1,042)	523	(2,494)	(1,963)
Increase (Decrease) in deferred revenues	870	287	(1,299)	1,129
Decrease in other payables, accrued expenses and other long term liabilities	(923)	(1,252)	(1,824)	(1,523)
Amortization of issuance costs of Convertible debt	49	49	98	71
Net cash used in operating activities	(11,327)	(7,803)	(20,131)	(14,584)
Cash flows from investing activities:
Decrease (Increase) in restricted deposit	(224)	260	(224)	380
Redemption of (Investment in) short-term deposits	21,700	520	38,700	(25,180)
Purchase of property and equipment	(290)	(1,281)	(560)	(2,556)
Investment in available-for sale marketable securities	(9,584)	0	(18,567)	0
Proceeds from redemption or sale of available-for sale marketable securities	590	2,872	3,960	6,030
Net cash provided by (used in) investing activities	12,192	2,371	23,309	(21,326)
Cash flows from financing activities:
Proceeds from exercise of stock options	0	15	0	250
Issuance of convertible debt	0	0	0	39,404
Net cash provided by financing activities	0	15	0	39,654
Increase (Decrease) in cash and cash equivalents	865	(5,417)	3,178	3,744
Cash and cash equivalents at the beginning of the period	14,608	20,878	12,295	11,717
Cash and cash equivalents at the end of the period	$ 15,473	$ 15,461	$ 15,473	$ 15,461